Derivatives - Summary Of Derivative Assets And Derivative Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	₩ 389,338,520	₩ 390,720,160
Derivative assets (Designated for hedging)	37,786	106,764	$ 29,984
Derivative liabilities for hedging	₩ 202,911	₩ 27,584	$ 161,015
Description of other information of derivatives held for trading and hedging	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	₩ 0	₩ 95,103
Derivative liabilities for hedging	193,831	20,287
For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	37,786	11,661
Derivative liabilities for hedging	9,080	7,297
For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	8,206,181	4,803,131
Derivative liabilities for trading	8,905,125	4,567,268
Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	42,545	118,423
Interest rate futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Interest rate forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	2,620,000	340,000
Interest rate forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	249,356	16,434
Derivative liabilities for trading	0	0
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	136,550,518	134,196,188
Interest rate swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	95,103
Derivative liabilities for hedging	193,831	20,287
Interest rate swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	2,041	351
Derivative liabilities for hedging	0	0
Interest rate swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	440,540	136,185
Derivative liabilities for trading	474,158	305,443
Interest rate options | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	170,000	170,000
Interest rate options | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	310,000	340,000
Interest rate options | For fair value hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For fair value hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For cash flow hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For cash flow hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For trading | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	9,308	3,959
Derivative liabilities for trading	0	0
Interest rate options | For trading | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	16,752	8,552
Currency futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	51,136	7,445
Currency futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,134,257	114,072,910
Currency forward | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency forward | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency forward | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	3,083,082	2,466,893
Derivative liabilities for trading	1,360,535	993,823
Currency swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	97,197,309	101,117,559
Currency swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	35,745	11,310
Derivative liabilities for hedging	9,080	7,297
Currency swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	3,105,901	1,444,634
Derivative liabilities for trading	5,500,970	2,345,735
Foreign Exchange Option | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	487,852	1,079,610
Foreign Exchange Option | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	570,982	1,686,787
Foreign Exchange Option | For fair value hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For fair value hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For trading | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	23,182	10,968
Derivative liabilities for trading	0	0
Foreign Exchange Option | For trading | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	7,929	8,952
Equity futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	958,589	337,916
Equity futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Equity Forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	183	233
Equity Forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	100	64
Derivative liabilities for trading	0	0
Equity swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	568,835	642,963
Equity swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	90,237	27,031
Derivative liabilities for trading	673	3,784
Equity options | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	29,801,478	17,503,553
Equity options | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	29,874,836	19,106,573
Equity options | For fair value hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For fair value hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For cash flow hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For cash flow hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For trading | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	1,204,475	696,963
Derivative liabilities for trading	0	0
Equity options | For trading | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	₩ 1,544,108	₩ 900,979